UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009
(Registrant changed its fiscal year end from May 31)

Date of reporting period:	8/31/2009

Item 1.	Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of August 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 94.5%
COMMON STOCKS 94.5%
Agricultural Products
2,183,300	Agrenco Ltd. (Brazil), 144A(a)	$834,072

Aluminum 1.0%
1,023,900	Alcoa, Inc.(b)	12,337,995
1,383,500	Century Aluminum Co.(a)(b)	14,153,205

		26,491,200

Coal & Consumable Fuels 1.6%
1,203,940	Cameco Corp. (Canada)	32,035,416
1,406,400	Patriot Coal Corp.(a)(b)	12,460,704

		44,496,120

Diversified Metals & Mining 10.9%
1,236,900	African Rainbow Minerals Ltd. (South Africa)	25,614,452
554,800	BHP Billiton Ltd. (Australia), ADR	34,564,040
851,590	First Quantum Minerals Ltd. (Canada)	50,430,308
1,267,700	First Uranium Corp. (South Africa)(a)	2,999,171
600,000	First Uranium Corp. (South Africa), 144A (original cost $3,630,392; purchased 12/13/06)(a)(e)(f)	1,419,502
698,900	FNX Mining Co., Inc. (Canada)(a)	5,873,378
14,200	FNX Mining Co., Inc. (Canada), 144A(a)	119,333
909,699	Freeport-McMoRan Copper & Gold, Inc.(b)	57,292,843
1,796,500	Fronteer Development Group, Inc.(a)	7,491,405
1,398,700	Northern Dynasty Minerals Ltd.(a)(b)	8,923,706
10,522	Rio Tinto PLC (United Kingdom)	407,607
154,800	Rio Tinto PLC (United Kingdom), ADR(b)	24,018,768
536,900	Southern Copper Corp.(b)	15,172,794
2,293,500	Sterlite Industries India Ltd. (India), ADR(a)(b)	30,709,965
1,218,800	Vale SA (Brazil), ADR(b)	23,413,148
1,452,900	Western Areas NL (Australia)(a)	6,262,765

		294,713,185

Electrical Components & Equipment 0.7%
77,300	First Solar, Inc.(a)(b)	9,398,134
897,600	Yingli Green Energy Holding Co. Ltd. (China ), ADR(a)(b)	9,685,104

		19,083,238

Fertilizers & Agricultural Chemicals 0.6%
185,400	Potash Corp. of Saskatchewan, Inc.(b)	16,409,754

Gas Utilities 1.2%
810,000	EQT Corp.	32,132,700

Gold 12.5%
511,700	Agnico-Eagle Mines Ltd.(b)	29,371,580
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	2,584,531
6,303,400	AXMIN, Inc. (Canada)(a)	690,941
29,100	Barrick Gold Corp.	1,009,770
3,774,340	Eldorado Gold Corp. (Canada)(a)	38,958,705
4,519,100	European Goldfields Ltd. (Canada)(a)	14,117,673
3,528,300	Gabriel Resources Ltd. (Canada)(a)	5,156,684
216,800	Gold Reserve, Inc.(a)	108,920
993,800	Gold Reserve, Inc.(a)	496,900
1,088,736	Goldcorp, Inc.	39,695,315
792,400	Highland Gold Mining Ltd. (United Kingdom)(a)	856,060
2,225,000	Kinross Gold Corp.(b)	42,163,750
1,170,800	Lihir Gold Ltd. (Papua New Guinea), ADR(a)(b)	27,068,896
4,052,100	Nevsun Resources Ltd. (Canada)(a)	6,773,549
1,085,267	Newcrest Mining Ltd. (Australia)	27,527,248
232,990	Newcrest Mining Ltd. (Australia), 144A	5,909,673
790,800	Newmont Mining Corp.	31,782,252
543,200	Randgold Resources Ltd. (Jersey Island), ADR(b)	31,945,592
504,300	Seabridge Gold, Inc.(a)(b)	14,135,529
3,312,300	Semafo, Inc. (Canada)(a)	6,656,369
4,783,700	Semafo, Inc. (Canada), 144A (original cost $7,540,094; purchased 10/31/06)(a)(e)(f)	9,613,282

		336,623,219

Independent Power Producers & Energy Traders 0.8%
845,400	NRG Energy, Inc.(a)(b)	22,698,990

Integrated Oil & Gas 8.8%
3,091,100	BG Group PLC (United Kingdom)	50,716,036
21,100	BP PLC (United Kingdom), ADR	1,085,595
14,600	Chevron Corp.	1,021,124
47,200	ENI SpA (Italy)	1,121,506
14,200	Exxon Mobil Corp.	981,930
45,100	Hess Corp.	2,281,609
865,800	Occidental Petroleum Corp.	63,289,979
1,258,700	Petroleo Brasileiro SA (Brazil), ADR	49,894,868
15,700	Royal Dutch Shell PLC (Netherlands) (Class A Stock)	435,453
1,076,100	Sasol Ltd. (South Africa), ADR(b)	40,665,819
850,600	Suncor Energy, Inc.	26,062,384

		237,556,303

Marine Ports & Services 0.6%
6,146,994	LLX Logistica SA (Brazil)(a)	16,764,233

Oil & Gas Drilling 2.5%
620,400	Helmerich & Payne, Inc.(b)	20,758,584
1,165,200	Noble Corp.(b)	40,816,956
76,100	Pride International, Inc.(a)(b)	1,961,858
5,073	Seahawk Drilling, Inc.(a)	113,077
14,500	Transocean Ltd.(a)	1,099,680
2,067,800	Vantage Drilling Co.(a)	3,143,056

		67,893,211

Oil & Gas Equipment & Services 13.1%
1,378,600	Cameron International Corp.(a)	49,229,806
924,400	Dril-Quip, Inc.(a)(b)	39,434,904
529,800	FMC Technologies, Inc.(a)	25,271,460
2,486,500	Halliburton Co.	58,954,915
3,037,450	Integra Group Holdings(a)	8,504,860
1,139,200	National Oilwell Varco, Inc.(a)	41,409,920
712,500	Schlumberger Ltd.	40,042,500
827,400	Superior Energy Services, Inc.(a)	15,083,502
859,000	Tenaris SA (Luxembourg), ADR(b)	24,893,820
2,585,000	Weatherford International Ltd.(a)(b)	51,570,750

		354,396,437

Oil & Gas Exploration & Production 32.4%
361,200	Advantage Oil & Gas Ltd. (Canada)	2,058,815
983,300	Advantage Oil & Gas Ltd. (Canada), Reg D (original cost $5,112,035; purchased 6/26/09)(e)(f)	5,604,743
637,400	Anadarko Petroleum Corp.	33,699,338
432,400	Apache Corp.	36,732,380
658,657	Atlas America, Inc.(b)	14,609,012
3,600,000	BPI Energy Holdings, Inc.(a)	43,200
1,144,200	Cabot Oil & Gas Corp.	40,333,050
874,900	Cairn Energy PLC (United Kingdom)(a)	35,453,901
672,100	Canadian Natural Resources Ltd.(b)	38,464,283
1,082,500	Chesapeake Energy Corp.	24,724,300
1,169,300	Concho Resources, Inc.(a)(b)	38,107,487
1,794,000	Denbury Resources, Inc.(a)(b)	27,304,680
228,700	Devon Energy Corp.	14,037,606
489,800	EOG Resources, Inc.	35,265,600
177,400	Forest Oil Corp.(a)	2,788,728
6,430,000	Linc Energy Ltd. (Australia), 144A (original cost $22,896,436; purchased 7/2/08)(a)(e)(f)	7,499,810
877,100	Newfield Exploration Co.(a)	33,934,999
67,600	Nexen, Inc.	1,329,016
642,200	Noble Energy, Inc.	38,827,412
57,389	OGX Petroleo e Gas Participacoes SA (Brazil)	31,637,487
4,170,785	Oil Search Ltd. (Papua New Guinea)	22,102,711
3,041,436	OPTI Canada, Inc. (Canada)(a)	4,695,160
3,666,700	Pacific Rubiales Energy Corp. (Canada)(a)	41,665,904
1,578,600	PetroHawk Energy Corp.(a)	33,987,258
893,650	Range Resources Corp.(b)	43,225,851
2,141,000	SandRidge Energy, Inc.(a)(b)	26,120,200
1,794,300	Southwestern Energy Co.(a)	66,137,897
2,079,400	Talisman Energy, Inc.	33,395,164
551,694	Trident Resources Corp. (Canada), Private Placement (original cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(e)(f)(k)	—
979,900	Ultra Petroleum Corp.(a)	45,496,757
1,974,400	UTS Energy Corp. (Canada)(a)	3,228,295
917,870	Woodside Petroleum Ltd. (Australia)	38,013,464
1,204,550	XTO Energy, Inc.	46,495,630
13,500,000	Zodiac Exploration Corp. (Canada), Private Placement (original cost $6,340,763; purchased 8/8/08)(a)(e)(f)	7,784,940

		874,805,078

Oil & Gas Refining & Marketing 1.0%
331,860		Reliance Industries Ltd. (India), GDR, 144A (original cost $42,601,570; purchased 4/22/08 – 6/12/09)(a)(e)(f)	27,257,056

Oil & Gas Storage & Transportation 0.1%
20,900		Enbridge, Inc. (Canada)	780,827
145,000		Williams Cos., Inc. (The)	2,383,800

			3,164,627

Packaged Foods 0.8%
2,719,400		Cosan Ltd. (Class A Stock)(a)(b)	22,217,498

Precious Metals & Minerals 4.4%
1,533,600		Cia de Minas Buenaventura SA (Peru), ADR(b)	38,754,072
3,092,700		Hecla Mining Co.(a)(b)	9,216,246
197,310		Impala Platinum Holdings Ltd. (South Africa)	4,612,067
950,400		Impala Platinum Holdings Ltd. (South Africa), ADR	22,125,312
95,067		Pan American Silver Corp. (Canada)(a)	1,860,091
1,245,100		Pan American Silver Corp.(a)	24,204,744
523,100		Platmin Ltd. (South Africa), 144A (original cost $4,469,143; purchased 11/27/07)(a)(e)(f)	597,282
1,614,600		Silver Wheaton Corp.(a)	16,727,256

			118,097,070

Steel 1.5%
990,900		Cliffs Natural Resources, Inc.(b)	25,079,679
3,134,000		MMX Mineracao e Metalicos SA (Brazil)(a)	13,868,287
25,000		Nucor Corp.(b)	1,113,500

			40,061,466

		Total common stocks (cost $2,340,135,694)	2,555,695,457

PREFERRED STOCK
Oil & Gas Exploration & Production
80,000		Trident Resources Corp. (Canada) (Series B Units), Private Placement, 7.000% expiring 3/10/13 (original cost $5,000,000; purchased 7/7/06)(a)(e)(f)(k)	—

Principal Amount (000)
CORPORATE BOND
Oil & Gas Exploration & Production
CAD	32,093	Trident Resources Corp. (Canada), Sub. Unsec’d. Note, Private Placement, PIK, 8/12/12 (cost $30,123,481; purchased 8/20/07-8/31/09)(a)(e)(f)(k)	—

Units
WARRANTS(a)(j)
Oil & Gas Exploration & Production
2,591,932		Trident Resources Corp.(Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(e)(f)(k)	—
13,500,000		Zodiac Exploration Corp. (Canada), Private Placement, expiring 2/10/12 (original cost $0; purchased 8/8/08)(e)(f)	—	(h)

		Total warrants (cost $0)	—	(h)

		Total long-term investments (cost $2,375,259,175)	2,555,695,457

Shares
SHORT-TERM INVESTMENT 19.2%
Affiliated Money Market Mutual Fund
517,696,574	Dryden Core Investment Fund - Taxable Money Market Series (cost $517,696,574; includes $366,698,514 of cash collateral received for securities on loan)(c)(d)	517,696,574

	Total Investments(g) 113.7% (cost $2,892,955,749)(i)	3,073,392,031

	Liabilities in excess of other assets (13.7%)	(371,468,278)

	Net Assets 100.0%	$2,701,923,753

The following abbreviations are used in portfolio descriptions:

144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
GDR	—	Global Depositary Receipt
PIK	—	Payment in Kind

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $343,362,185; cash collateral of $366,698,514 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(e)	Indicates a security that has been deemed illiquid.
(f)	Indicates a security restricted to resale. The aggregate cost of such securities is $145,384,261. The aggregate value of $59,776,615 is approximately 2.2% of net assets.
(g)	As of August 31, 2009, fourteen securities valued at $127,002,022 and representing 4.7% of net assets were fair valued in accordance with the policies adopted by the Board of Directors.
(h)	Less than $1.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$2,947,546,076	$555,645,824	$(429,799,869)	$125,845,955

The difference between book basis and tax basis of investments is primarily attributable to deferred losses on wash sales.

(j)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of August 31, 2009.
(k)	The issuer has since filed for bankruptcy and has defaulted in the payment of interest on debt security. The security has been fair valued at zero.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,428,693,435	$119,217,082	$7,784,940
Corporate Bond	—	—	—
Preferred Stock	—	—	—
Warrants	—	—	—	(a)
Affiliated Money Market Mutual Fund	517,696,574	—	—

	2,946,390,009	119,217,082	7,784,940
Other Financial Instruments*	—	—	—

Total	$2,946,390,009	$119,217,082	$7,784,940

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Preferred Stock	Warrants
Balance as of 5/31/09	$7,419,281	$16,930,174	$—	$237
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	365,659	(17,313,859)	—	(237)
Earned amortization/accretion	—	193	—	—
Net purchases (sales)	—	383,492	—	—
Transfers in and/or out of Level 3	—	—	—	—

Balance as of 8/31/09	$7,784,940	$—	$—	$—	(a)

(a)	Less than $1.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (the “Portfolio”) of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date    October 22, 2009

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date    October 22, 2009

*	Print the name and title of each signing officer under his or her signature.